Segment reporting	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Segment reporting
39	Segment reporting

39A.	Accounting policy
The Company primarily operates in the automotive segment. The automotive segment comprises of four reportable segments i.e. Tata Commercial Vehicles, Tata Passenger Vehicles, Jaguar Land Rover and Vehicle Financing. Other operating segments do not meet the quantitative thresholds for disclosure and have been aggregated.
The Company primarily operates in the automotive business. The automotive business includes all activities relating to development, design, manufacture, assembly and sale of vehicles including financing thereof, as well as sale of related parts, accessories and services. The Company provides financing for vehicles sold by dealers in India. The vehicle financing is intended to drive sale of vehicles by providing financing to the dealers’ customers and as such is an integral part of automotive business. The operating results for Vehicle Financing has been adjusted only for finance cost for the borrowings sourced by this segment.
a) Automotive: The Automotive business consists of four reportable segments: Tata Commercial Vehicles, Tata Passenger Vehicles, Jaguar Land Rover and Vehicle Financing.
b) Others: Others consist of IT services and Insurance broking services.
This segment information is provided to and reviewed by the Company’s Chief Operating Decision Maker (CODM).

	For the year ended/As at March 31, 2023
	Automotive and related activity
	Tata and other brand vehicles *								Vehicle Financing		Jaguar Land Rover		Intra-segment eliminations		Total		Others		Inter-segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable		Total
	(In millions)
Revenues:
External revenue	Rs.	690,696.0	Rs.	457,342.5	Rs.	1,759.1	Rs.	1,149,797.6	Rs.	43,184.3	Rs.	2,216,002.4	Rs.	—	Rs.	3,408,984.3	Rs.	33,221.0	Rs.	—	Rs.	3,442,205.3	US$	41,891.3
Inter-segment/intra-segment revenue	Rs.	14,914.4	Rs.	20,006.9	Rs.	879.9	Rs.	35,801.2	Rs.	1,560.5	Rs.	131.9	Rs.	(37,493.6)	Rs.	—	Rs.	14,793.9	Rs.	(14,793.9)	Rs.	—	US$	—

Total revenues	Rs.	705,610.4	Rs.	477,349.4	Rs.	2,639.0	Rs.	1,185,598.8	Rs.	44,744.8	Rs.	2,216,134.3	Rs.	(37,493.6)	Rs.	3,408,984.3	Rs.	48,014.9	Rs.	(14,793.9)	Rs.	3,442,205.3	US$	41,891.3

Earnings before other income, interest and tax (a)	Rs.	31,387.3		3,610.1		(2,792.3)		32,205.1		14,504.2		39,741.6		903.5		87,354.4		7,849.9		183.2		95,387.5		1,161.2
Finance costs pertaining to borrowings sourced by vehicle financing segment		—		—		—		—		(28,845.3)		—		—		(28,845.3)		—		—		(28,845.3)		(351.0)
Segment results	Rs.	31,387.3		3,610.1		(2,792.3)		32,205.1		(14,341.1)		39,741.6		903.5		58,509.1		7,849.9		183.2		66,542.2		810.2
Share of profit/(loss) of equity accounted investees (net)				—		1,851.3		1,851.3		—		1,443.4		—		3,294.7		69.1		—		3,363.8		40.9
Reconciliation to net income/(loss):																						—		—
Assets written off/loss on sale of assets and others (net)																						(5,258.9)		(64.0)
Other income/(loss) (net)																						30,548.5		371.8
Foreign exchange gain/(loss) (net)																						1,040.8		12.7
Interest income																						12,511.8		152.3
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(73,547.0)		(895.5)
Income tax expense																						(7,040.6)		(85.7)

Net Income/(loss)																					Rs.	28,160.6	US$	342.7
Depreciation and amortization	Rs.	15,653.8		25,120.7		1,388.0		42,162.5		574.6	Rs.	197,949.9	Rs.	—	Rs.	240,687.0	Rs.	972.7	Rs.	(774.0)	Rs.	240,885.7	US$	2,931.6
Capital expenditure	Rs.	21,810.6		33,468.4		61.5		55,340.5		363.1	Rs.	121,607.1	Rs.	—	Rs.	177,310.7	Rs.	630.8	Rs.	(622.7)	Rs.	177,318.8	US$	2,158.0
Segment assets	Rs.	271,652.2	Rs.	180,564.1	Rs.	12,758.3	Rs.	464,974.6	Rs.	356,509.6	Rs.	1,776,973.6	Rs.	(23,909.4)	Rs.	2,574,548.4	Rs.	40,514.4	Rs.	(12,267.6)	Rs.	2,602,795.2	US$	31,675.7
Assets classified as held for sale						46.6		46.6		1,920.1		6,296.3		—		8,263.0				—		8,263.0		100.6
Investment in equity accounted investees		—		—		7,160.1		7,160.1				33,494.2		—		40,654.2		6,102.4				46,756.6		569.0
Reconciliation to total assets:
Investments																						217,034.9		2,641.3
Current and non-current income tax assets																						18,156.3		221.0
Deferred income taxes																						51,846.7		630.8
Other unallocated financial assets 1																						332,539.2		4,047.2

Total assets																					Rs.	3,277,392.0	US$	39,885.6

Segment liabilities	Rs.	223,696.4	Rs.	126,188.9	Rs.	12,522.7	Rs.	362,408.0	Rs.	12,413.7	Rs.	1,028,633.5	Rs.	(22,573.7)	Rs.	1,380,881.5	Rs.	22,521.2	Rs.	(3,124.6)	Rs.	1,400,278.1	US$	17,041.2
Reconciliation to total liabilities:
Borrowings																						1,256,496.6		15,291.2
Current income tax liabilities																						12,542.0		153.0
Deferred income taxes																						14,069.5		171.2
Other unallocated financial liabilities 2																						114,650.3		1,395.5

Total liabilities																					Rs.	2,798,036.5	US$	34,051.9

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
1.	Includes interest-bearing deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net) foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended/As at March 31, 2022
	Tata and other brand vehicles *								Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter-segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable		Total

	(In millions)
Revenues:
External revenue	Rs.	521,107.8	Rs.	309,171.8	Rs.	2,258.6	Rs.	832,538.2	Rs.	42,113.4	Rs.	1,864,426.3	Rs.	—	Rs.	2,739,077.9	Rs.	26,689.0	Rs.	—	Rs.	2,765,766.9
Inter-segment/intra-segment revenue	Rs.	(2,090.5)	Rs.	5,280.0	Rs.	—	Rs.	3,189.5	Rs.	2,090.5	Rs.	—	Rs.	(5,280.0)	Rs.	—	Rs.	11,351.8	Rs.	(11,351.8)	Rs.	—

Total revenues	Rs.	519,017.3	Rs.	314,451.8	Rs.	2,258.6	Rs.	835,727.7	Rs.	44,203.9	Rs.	1,864,426.3	Rs.	(5,280.0)	Rs.	2,739,077.9	Rs.	38,040.8	Rs.	(11,351.8)	Rs.	2,765,766.9

Earnings before other income, interest and tax (a)	Rs.	(3,560.7)		(13,174.4)		(1,374.6)		(18,109.7)		23,163.2		(41,623.5)		—		(36,570.0)		6,146.4		537.5		(29,886.1)
Finance costs pertaining to borrowings sourced by vehicle financing segment		—		—		—		—		(27,189.3)		—		—		(27,189.3)		—		—		(27,189.3)
Segment results	Rs.	(3,560.7)		(13,174.4)		(1,374.6)		(18,109.7)		(4,026.1)		(41,623.5)		—		(63,759.3)		6,146.4		537.5		(57,075.4)
Share of profit/(loss) of equity accounted investees (net)		—		—		1,224.4		1,224.4		—		(2,055.7)		—		(831.3)		90.7		—		(740.6)
Reconciliation to net income/(loss):																						—
Assets written off/loss on sale of assets and others (net)																						555.4
Other income/(loss) (net)																						47,720.8
Foreign exchange gain/(loss) (net)																						(805.8)
Interest income																						6,252.1
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(66,073.8)
Income tax expense																						(42,204.9)

Net Income/(loss)																					Rs.	(112,372.2)
Depreciation and amortization	Rs.	16,863.5		22,306.9		1,499.3		40,669.7		597.0	Rs.	198,037.6	Rs.	—	Rs.	239,304.3	Rs.	12.8	Rs.	—	Rs.	239,317.1
Capital expenditure	Rs.	19,945.9		6,239.5		10.0		26,195.4		204.3	Rs.	118,549.4	Rs.	—	Rs.	144,949.1	Rs.	446.7	Rs.	—	Rs.	145,395.8
Segment assets	Rs.	272,906.4	Rs.	142,362.9	Rs.	6,289.8	Rs.	421,559.1	Rs.	385,446.7	Rs.	1,689,542.5	Rs.	—	Rs.	2,496,548.3	Rs.	34,650.0	Rs.	(11,294.3)	Rs.	2,519,904.0
Assets classified as held for sale				334.5		64.8		399.3		4,499.0		58.7		—		4,957.0				—		4,957.0
Investment in equity accounted investees		—		—		5,542.5		5,542.5				31,929.9		—		37,472.4		6,021.5				43,493.9
Reconciliation to total assets:
Investments																						250,301.4
Current and non-current income tax assets																						14,566.3
Deferred income taxes																						38,708.7
Other unallocated financial assets 1																						351,671.4

Total assets																					Rs.	3,223,602.7

Segment liabilities	Rs.	210,850.4	Rs.	109,216.0	Rs.	2,095.5	Rs.	322,161.9	Rs.	9,662.0	Rs.	913,816.1	Rs.	(886.0)	Rs.	1,244,754.0	Rs.	20,201.5	Rs.	(2,697.8)	Rs.	1,262,257.7
Reconciliation to total liabilities:
Borrowings																						1,396,662.2
Current income tax liabilities																						12,538.5
Deferred income taxes																						15,584.4
Other unallocated financial liabilities 2																						95,995.3

Total liabilities																					Rs.	2,783,038.1

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
1.	Includes interest-bearing deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net) foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended/ As at March 31, 2021
	Automotive and related activity
	Tata and other brand vehicles *
	Commercial Vehicles		Passenger Vehicles		Unallocable		Total		Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter- segment eliminations		Total

	(In millions)
Revenues:
External revenue	Rs.	331,779.3	Rs.	165,188.4	Rs.	156.3	Rs.	497,123.9	Rs.	41,801.9	Rs.	1,926,616.6	Rs.	—	Rs.	2,465,542.5	Rs.	16,088.9	Rs.	—	Rs.	2,481,631.4
Inter-segment/intra-segment revenue	Rs.	(2,124.0)	Rs.	—	Rs.	—	Rs.	(2,124.0)	Rs.	2,124.0	Rs.	—	Rs.	—	Rs.	—	Rs.	9,987.3	Rs.	(9,987.3)	Rs.	—

Total revenues	Rs.	329,655.3	Rs.	165,188.4	Rs.	156.3	Rs.	494,999.9	Rs.	43,926.0	Rs.	1,926,616.6	Rs.	—	Rs.	2,465,542.5	Rs.	26,076.2	Rs.	(9,987.3)	Rs.	2,481,631.4

Earnings before other income, interest and tax (a)	Rs.	(6,058.8)		(11,019.4)		(4,042.2)		(21,120.4)		26,961.7		(104,041.0)		—		(98,199.7)		2,943.4		667.0		(94,589.3)
Finance costs pertaining to borrowings sourced by vehicle financing segment		—		—		—		—		(28,514.5)		—		—		(28,514.5)		—		—		(28,514.5)
Segment results		(6,058.8)		(11,019.4)		(4,042.2)		(21,120.4)		(1,552.8)		(104,041.0)		—		(126,714.2)		2,943.4		667.0		(123,103.8)
Share of profit/(loss) of equity accounted investees (net)		—		—		(406.8)		(406.8)		—		(3,633.2)		—		(4,040.0)		250.4		—		(3,789.6)
Reconciliation to net income/(loss):																						—
Assets written off/loss on sale of assets and others (net)																						(3,094.6)
Other income/(loss) (net)																						42,368.1
Foreign exchange gain/(loss) (net)																						18,293.3
Interest income																						4,925.3
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(52,326.0)
Income tax (expense)/credit																						(25,410.7)

Net Income/(loss)																					Rs.	(142,138.0)

Depreciation and amortization	Rs.	16,462.1		19,975.5		1,574.9		38,012.5		613.6	Rs.	191,306.9	Rs.	—	Rs.	229,933.0	Rs.	966.2	Rs.	(1,261.1)	Rs.	229,638.1
Capital expenditure	Rs.	11,805.6		10,018.4		(792.6)		21,031.4		284.4	Rs.	157,274.5	Rs.	—	Rs.	178,590.3	Rs.	(391.6)	Rs.	—	Rs.	178,198.7

Segment assets	Rs.	239,776.8	Rs.	145,351.1	Rs.	19,413.9	Rs.	404,541.8	Rs.	395,655.5	Rs.	1,755,109.8	Rs.	—	Rs.	2,555,307.1	Rs.	24,775.8	Rs.	(12,698.9)	Rs.	2,567,384.0
Assets classified as held for sale						2,208.0		2,208.0						—		2,208.0				—		2,208.0
Investment in equity accounted investees		—		—		4,271.4		4,271.4				31,825.3		—		36,096.7		5,911.2				42,007.9
Reconciliation to total assets:
Investments																						204,194.8
Current and non-current income tax assets																						18,686.1
Deferred income taxes																						45,203.5
Other unallocated financial assets 1																						463,110.0

Total assets																					Rs.	3,342,794.4

Segment liabilities	Rs.	179,652.4	Rs.	60,109.9	Rs.	11,061.6	Rs.	250,823.9	Rs.	8,373.2	Rs.	1,105,896.9	Rs.	—	Rs.	1,365,094.0	Rs.	15,084.6	Rs.	(2,714.7)	Rs.	1,377,463.9
Reconciliation to total liabilities:
Borrowings																						1,358,937.1
Current income tax liabilities																						10,864.4
Deferred income taxes																						15,558.9
Other unallocated financial liabilities 2																						60,834.3

Total liabilities																					Rs.	2,823,658.6

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
1.	Includes interest-bearing deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net) foreign exchange gains/(loss) (net), interest income, interest expense (net) an income tax expense.

Entity-wide disclosures
Information concerning principal geographic areas is as follows:
Net sales to external customers by geographic area by location of customers:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
India	US$	13,814.6	Rs.	1,135,142.0	Rs.	802,655.6	Rs.	497,802.5
United States of America		6,337.0		520,713.6		453,456.8		467,580.8
United Kingdom		4,587.2		376,927.0		324,296.6		369,256.4
Rest of Europe		5,203.2		427,547.0		332,145.9		349,545.8
China		5,427.5		445,975.2		426,459.3		445,784.4
Rest of the World		6,521.8		535,900.5		426,752.7		351,661.5

Total revenues	US$	41,891.3	Rs.	3,442,205.3	Rs.	2,765,766.9	Rs.	2,481,631.4

Non-current
assets (Property, plant and equipment, Intangible assets, other non-current
assets
(non-financial)
and Goodwill) by geographic area:

	As at March 31,
	2023		2023		2022

	(In millions)
India	US$	3,075.8	Rs.	252,739.3	Rs.	238,235.2
United States of America		100.0		8,215.1		8,503.3
United Kingdom		12,028.4		988,369.9		1,020,818.6
Rest of Europe		1,046.6		85,997.8		94,377.1
China		169.1		13,892.1		13,073.7
Rest of the World		419.9		34,506.2		35,869.6

Total	US$	16,839.8	Rs.	1,383,720.3	Rs.	1,410,877.5

Information about product revenues:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Tata and Fiat vehicles (Refer note below)	US$	13,335.4	Rs.	1,095,766.1	Rs.	782,631.3	Rs.	462,990.0
Tata Daewoo commercial vehicles		669.6		55,021.4		53,096.4		32,498.5
Jaguar Land Rover vehicles		26,968.5		2,216,002.4		1,864,426.3		1,926,418.9
Others		404.3		33,220.9		24,494.4		19,243.6

Sub-total		41,377.8		3,400,010.8		2,724,648.4		2,441,151.0
Finance revenues		513.5		42,194.5		41,118.5		40,480.4

Total revenues	US$	41,891.3	Rs.	3,442,205.3	Rs.	2,765,766.9	Rs.	2,481,631.4

Note:-
Tata and Fiat vehicles includes the following:-

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Commercial Vehicles	US$	7,736.1	Rs.	635,674.7	Rs.	471,200.9	Rs.	331,779.3
Passenger Vehicles		4,719.8		387,822.5		282,541.8		159,468.4
Electric Vehicles		846.1		69,520.0		26,630.0		5,720.0

Total revenues excluding unallocable	US$	13,302.0	Rs.	1,093,017.2	Rs.	780,372.7	Rs.	496,967.6